Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting - The accounting records of the Plan are maintained on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the certain reported amounts of assets, liabilities and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results could differ from these estimates and assumptions.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition - Investments are reported at fair value, except for the fully benefit-responsive investment contracts, which are recorded at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to a fully benefit-responsive investment contract because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the Plan. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Plan management determines the Plan's valuation policies utilizing information provided by the trustee (or custodian). See Note 3 for discussion of fair value measurements.
The methodology for calculating the interest crediting rate for the fully benefit-responsive investment contract is based on the earnings of the underlying assets in the entire medium-long term new portfolio compared to the minimum interest crediting rate, as stated in the contract, and prevailing market conditions. Interest crediting rate is reset quarterly.
Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold, as well as held during the year. Purchases and sales of securities are recorded on a trade-date basis.

Notes Receivable from Participants
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance, plus any accrued but unpaid interest. Delinquent participant loans are classified as distributions based upon the terms of the Plan document.

Payment of Benefits	Payment of Benefits - Benefits are recorded upon distribution.
Administrative Expenses
Administrative Expenses - The Company provides certain accounting and administrative services to the Plan without charge. The Company also pays certain administrative costs on behalf of the Plan, including legal and accounting fees. Expenses relating to specific participant transactions (notes receivable and distributions from participants) are charged directly to the participant's account and are presented on the statement of changes in net assets available for benefits as administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.

EBP, Subsequent Event [Policy Text Block]
Subsequent Event - The Plan has evaluated, for consideration of recognition or disclosure, subsequent events, and has determined that no significant events have occurred after December 31, 2025, but prior to issuance of these financial statements.